Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 24, 2018
Registrant Name	dei_EntityRegistrantName	360 Funds
Central Index Key	dei_EntityCentralIndexKey	0001319067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2018
Prospectus Date	rr_ProspectusDate	Oct. 13, 2017
EAS Crow Point Alternatives Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	eascp_SupplementTextBlock

Supplement dated August 24, 2018

To the Fund’s Prospectus dated October 13, 2017, as amended December 6, 2017 and May 10, 2018

This Supplement revises information in the Fund’s prospectus dated October 13, 2017, as amended December 6, 2017 and May 10, 2018. If you would like a free copy of the Fund’s prospectus, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

The following changes are made with respect to the Fund’s Prospectus:

The following paragraph has been added to the section titled “Principal Investment Strategy of the Fund” in the SUMMARY section of the Fund’s prospectus.

The Adviser or a Sub-adviser will execute a portion of the Fund’s strategy by investing in a wholly owned and controlled subsidiary (the "Subsidiary"). The Subsidiary invests the majority of its assets in commodities, commodity-linked derivative investments and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The following paragraphs have been added to the sections titled “Principal Risks of Investing in the Fund” in the SUMMARY section and the statutory section of the Fund’s Prospectus.

Swaps Risk – Investing in swaps involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. Swap investments expose the Fund to counterparty risk. This is the risk that the counterparty to a swap will default and be unable to meet its obligations under the terms of the swap agreement. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. To the extent that the Fund invests in different types of swaps, the Fund will also be exposed to the risks of the underlying investment in the swap transaction (e.g., equity security risks for equity swaps).

Taxation Risk – By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly Owned Subsidiary Risk – The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Strategy [Heading]	rr_StrategyHeading	The following paragraph has been added to the section titled “Principal Investment Strategy of the Fund” in the SUMMARY section of the Fund’s prospectus.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser or a Sub-adviser will execute a portion of the Fund’s strategy by investing in a wholly owned and controlled subsidiary (the "Subsidiary"). The Subsidiary invests the majority of its assets in commodities, commodity-linked derivative investments and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Risk [Heading]	rr_RiskHeading	The following paragraphs have been added to the sections titled “Principal Risks of Investing in the Fund” in the SUMMARY section and the statutory section of the Fund’s Prospectus.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Swaps Risk – Investing in swaps involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. Swap investments expose the Fund to counterparty risk. This is the risk that the counterparty to a swap will default and be unable to meet its obligations under the terms of the swap agreement. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. To the extent that the Fund invests in different types of swaps, the Fund will also be exposed to the risks of the underlying investment in the swap transaction (e.g., equity security risks for equity swaps).

Taxation Risk – By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly Owned Subsidiary Risk – The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

EAS Crow Point Alternatives Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASAX
EAS Crow Point Alternatives Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASYX
EAS Crow Point Alternatives Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASIX